Employee Benefits, Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 512	$ 1,116	$ (1,533)
Amortization of net actuarial gain (loss)	(122)	(74)	(151)
Total recognized in other comprehensive income	398	1,042	(1,809)
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
Cash balance plan settlement			123
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	2	1	0
Interest cost	429	465	465
Expected return on plan assets	(644)	(629)	(674)
Amortization of net actuarial loss (gain)	108	91	137
Amortization of prior service credit	0	0	0
Settlement loss	0	0	124
Curtailment gain	0	0	0
Net periodic benefit cost	(105)	(72)	52
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	560	881	(1,175)
Amortization of net actuarial gain (loss)	(108)	(91)	(137)
Prior service credit	0	0	0
Amortization of prior service credit	0	0	0
Total recognized in other comprehensive income	452	790	(1,436)
Total recognized in net periodic benefit cost and other comprehensive income	347	718	(1,384)
Pension benefits qualified [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Settlement	0	0	(124)
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	25	27	29
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	18	11	15
Amortization of prior service credit	0	0	0
Settlement loss	13	2	3
Curtailment gain	0	0	0
Net periodic benefit cost	56	40	47
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(25)	89	(17)
Amortization of net actuarial gain (loss)	(18)	(11)	(15)
Prior service credit	0	0	0
Amortization of prior service credit	0	0	0
Total recognized in other comprehensive income	(56)	76	(35)
Total recognized in net periodic benefit cost and other comprehensive income	0	116	12
Pension benefits nonqualified [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Settlement	(13)	(2)	(3)
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	6	7	11
Interest cost	42	42	47
Expected return on plan assets	(35)	(36)	(36)
Amortization of net actuarial loss (gain)	(4)	(28)	(1)
Amortization of prior service credit	(3)	(2)	(2)
Settlement loss	0	0	0
Curtailment gain	(43)	0	0
Net periodic benefit cost	(37)	(17)	19
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(23)	146	(341)
Amortization of net actuarial gain (loss)	4	28	1
Prior service credit	18	0	0
Amortization of prior service credit	3	2	2
Total recognized in other comprehensive income	2	176	(338)
Total recognized in net periodic benefit cost and other comprehensive income	(35)	159	(319)
Other benefits [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Settlement	$ 0	$ 0	$ 0